CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 761,605
Total Current Assets	1,273,114
Operating right-of-use assets	3,920,000	$ 3,884,000
Total Assets	322,690,554
Current Liabilities:
Accrued expenses	96,000
Operating lease liabilities, current	1,675,000	1,412,000
Total Current Liabilities	198,667
Long-Term Liabilities:
Operating lease liabilities, noncurrent	3,770,000	4,555,000
Total Liabilities	11,267,417
Members’ Equity (Deficit)	(9,570,614)
Total Liabilities and Members’ Equity (Deficit)	322,690,554
Rubicon Technologies L L C [Member] | Rubicon [Member]
Current Assets:
Cash and cash equivalents	10,617,000	6,021,000
Accounts receivable, net	42,660,000	45,019,000
Contract assets	56,984,000	43,357,000
Prepaid expenses	6,227,000	4,290,000
Other current assets	1,769,000	2,224,000
Total Current Assets	118,257,000	100,911,000
Property and equipment, net	2,611,000	2,289,000
Operating right-of-use assets	3,920,000	3,884,000
Other noncurrent assets	4,558,000	5,535,000
Goodwill	32,132,000	32,132,000
Intangible assets, net	14,163,000	15,148,000
Total Assets	175,641,000	159,899,000
Current Liabilities:
Accounts payable	47,531,000	41,915,000
Line of credit	29,916,000	29,373,000
Accrued expenses	65,538,000	48,990,000
Deferred compensation	8,321,000	1,079,000
Contract liabilities	4,603,000	3,993,000
Operating lease liabilities, current	1,675,000	1,412,000
Warrant liabilities	1,380,000
Current portion of long-term debt, net of debt issuance costs	22,666,000	680,000
Total Current Liabilities	181,630,000	127,442,000
Long-Term Liabilities:
Deferred income taxes	178,000	1,897,000
Operating lease liabilities, noncurrent	3,770,000	4,555,000
Long-term debt, net of debt issuance costs	51,000,000	47,024,000
Other long-term liabilities	367,000	167,000
Total Long-Term Liabilities	55,315,000	53,643,000
Total Liabilities	236,945,000	181,085,000
Members’ Equity (Deficit)	(61,304,000)	(21,186,000)
Total Liabilities and Members’ Equity (Deficit)	$ 175,641,000	$ 159,899,000